Financial Assets and Financial Liabilities (Trade and Other Payables, Aging Analysis of Trade Payables) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [line items]
Trade payables (including bills payable and amounts due to related parties with trading nature)	¥ 8,524,696	¥ 7,490,812
Within one year [member]
Trade and other payables [line items]
Trade payables (including bills payable and amounts due to related parties with trading nature)	8,509,327	7,451,168
Between one and two years [member]
Trade and other payables [line items]
Trade payables (including bills payable and amounts due to related parties with trading nature)	11,209	25,231
Over two years [member]
Trade and other payables [line items]
Trade payables (including bills payable and amounts due to related parties with trading nature)	¥ 4,160	¥ 14,413